Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000027972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.34%		(0.36%)	5.95%
C000027975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	4.03%		(0.27%)	5.60%
C000027978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000230902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000027972
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%		0.50%	6.41%
Without Sales Load [Member] | C000027975
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%		0.75%	6.68%
Without Sales Load [Member] | C000027974
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%		(0.27%)	5.60%
Without Sales Load [Member] | C000027978
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%		0.69%	6.68%
Without Sales Load [Member] | C000230902
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%	0.67%
MSCI ACWI ex USA (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
MSCI ACWI ex USA (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
MSCI ACWI ex USA (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
MSCI ACWI ex USA (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Average Annual Return, Percent	27.66%		8.79%	9.93%
MSCI ACWI ex USA (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (net)
Average Annual Return, Percent	27.66%	9.31%